Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]
As of December 31, 2019, minimum purchase obligations are approximately:

	CenterPoint Energy (1)	CERC (1)
	(in millions)
2020	$735	$518
2021	605	420
2022	408	232
2023	326	173
2024	262	166
2025 and beyond	1,853	1,489

(1)	Excludes Energy Services Disposal Group obligations.

Schedule of Environmental Loss Contingencies by Site [Table Text Block]
Total costs that may be incurred in connection with addressing these sites cannot be determined at this time. The estimated accrued costs are limited to CenterPoint Energy’s and CERC’s share of the remediation efforts and are therefore net of exposures of other PRPs. The estimated range of possible remediation costs for the sites for which CenterPoint Energy and CERC believe they may have responsibility was based on remediation continuing for the minimum time frame given in the table below.

	December 31, 2019
	CenterPoint Energy	CERC
	(in millions, except years)
Amount accrued for remediation	$12	$7
Minimum estimated remediation costs	7	4
Maximum estimated remediation costs	51	32
Minimum years of remediation	5	30
Maximum years of remediation	50	50